Loans and borrowings - Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 1,604,284	$ 1,394,410
Cash flows	(106,055)	129,053
Foreign Exchange Movement	(275)	(348)
Leases	139,014	30,776
Concession Covid-19	0	(1,295)
Other	45,708	51,688
Ending balance	1,682,676	1,604,284
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,425,633	1,163,900
Cash flows	(27,038)	210,045
Foreign Exchange Movement	0	0
Leases	0	0
Concession Covid-19	0	0
Other	45,708	51,688
Ending balance	1,444,303	1,425,633
Lease liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	178,651	230,510
Cash flows	(79,017)	(80,992)
Foreign Exchange Movement	(275)	(348)
Leases	139,014	30,776
Concession Covid-19	0	(1,295)
Other	0	0
Ending balance	$ 238,373	$ 178,651